Investment Objectives and Goals	May 01, 2026
Boston Trust Asset Management Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Asset Management Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments.
Boston Trust Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Equity Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.
Boston Trust Midcap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Midcap Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.
Boston Trust SMID Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust SMID Cap Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.
Boston Trust Walden Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Walden Balanced Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Walden Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments.
Boston Trust Walden Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Walden Equity Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Walden Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.
Boston Trust Walden Midcap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Walden Midcap Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.
Boston Trust Walden SMID Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Walden SMID Cap Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.
Boston Trust Walden Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Walden Small Cap Fund (This Fund is closed to new investors.)
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.
Boston Trust Walden International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Boston Trust Walden International Equity Fund
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.